JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 93.8%
Alternative Assets — 3.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	15,214,940	167,212,188

Fixed Income — 16.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	11,756,062	141,542,988
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	50,273,790	424,813,527
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,295,226	28,820,969
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,270,789	36,368,441
JPMorgan High Yield Fund Class R6 Shares (a)	20,177,536	125,302,497
JPMorgan Managed Income Fund Class L Shares (a)	303,589	3,008,571

Total Fixed Income		759,856,993

International Equity — 33.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	27,821,374	378,092,476
JPMorgan International Advantage Fund Class R6 Shares (a)	16,559,182	249,878,050
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	31,072,234	437,497,054
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	26,375,017	473,167,810

Total International Equity		1,538,635,390

U.S. Equity — 40.8%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	19,737,070	403,425,708
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,086,547	46,895,369
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,389,747	22,444,418
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,385,325	23,231,894
JPMorgan U.S. Equity Fund Class R6 Shares (a)	35,220,748	470,901,401
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	16,967,339	374,299,510
JPMorgan Value Advantage Fund Class R6 Shares (a)	21,411,815	555,636,591

Total U.S. Equity		1,896,834,891

TOTAL INVESTMENT COMPANIES (Cost $4,585,133,187)		4,362,539,462

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $86,437,753)	85,693,000	87,406,860

	Shares
EXCHANGE-TRADED FUNDS — 1.1%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $72,561,460)	819,844	52,929,129

SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $124,047,742)	124,047,742	124,047,742

Total Investments — 99.5% (Cost $4,868,180,142)		4,626,923,193
Other Assets Less Liabilities — 0.5%		21,829,961

Net Assets — 100.0%		4,648,753,154

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	1,519	06/2020	CAD	158,991,473	(723,879)
DJ US Real Estate Index	484	06/2020	USD	13,280,960	62,318
MSCI EAFE E-Mini Index	133	06/2020	USD	10,401,930	32,376
S&P 500 E-Mini Index	1,215	06/2020	USD	156,279,375	(5,212,724)
S&P Midcap 400 E-Mini Index	634	06/2020	USD	91,327,700	6,909,418
U.S. Treasury 10 Year Note	1,118	06/2020	USD	155,244,781	6,598,462

					7,665,971

Short Contracts
EURO STOXX 50 Index	(3,431)	06/2020	EUR	(102,227,026)	(10,892,131)
Euro-Bund	(704)	06/2020	EUR	(133,943,941)	1,773,977
FTSE 100 Index	(333)	06/2020	GBP	(23,070,614)	(1,918,777)
MSCI Emerging Markets E-Mini Index	(169)	06/2020	USD	(7,136,870)	(606,845)
Russell 2000 E-Mini Index	(309)	06/2020	USD	(17,762,865)	(76,802)

					(11,720,578)

					(4,054,607)

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,539,516,333	$87,406,860	$—	$4,626,923,193

Appreciation in Other Financial Instruments
Futures Contracts (a)	$15,376,551	$—	$—	$15,376,551

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(6,620,250)	$(12,810,908)	$—	$(19,431,158)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$72,561,460	$—	$—	$(19,632,331)	$52,929,129	819,844	$781,284	$73,614
JPMorgan Core Bond Fund Class R6 Shares (a)	287,412,519	30,962,609	182,649,145	6,184,378	(367,373)	141,542,988	11,756,062	4,142,835	710,820
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	287,067,194	247,092,544	110,369,203	271,237	751,755	424,813,527	50,273,790	10,103,173	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	185,100,474	—	180,863,473	22,679,334	(26,916,335)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	42,583,527	1,318,602	8,860,958	212,381	(6,432,583)	28,820,969	4,295,226	1,318,602	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	211,824,704	—	209,055,240	70,816,035	(73,585,499)	—	—	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	10,063,421	466,448,153	12,632,615	(1,126,960)	(84,659,523)	378,092,476	27,821,374	2,976,723	822,936
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	41,532,758	1,715,562	—	—	(6,879,879)	36,368,441	5,270,789	1,715,562	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	418,751,115	139,284,443	106,566,869	4,851,030	(52,894,011)	403,425,708	19,737,070	—	43,012,878
JPMorgan High Yield Fund Class R6 Shares (a)	228,905,304	23,071,740	105,948,873	(343,529)	(20,382,145)	125,302,497	20,177,536	6,969,246	—
JPMorgan International Advantage Fund Class R6 Shares (a)	522,946,511	52,578,405	235,094,234	(15,454,922)	(75,097,710)	249,878,050	16,559,182	17,409,802	—
JPMorgan International Equity Fund Class R6 Shares (a)	550,331,481	245,537	539,554,004	71,647,098	(82,670,112)	—	—	—	245,537
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	507,247,125	50,680,707	6,128,491	(411,099)	(113,891,188)	437,497,054	31,072,234	16,956,645	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	—	590,366,679	43,285,410	1,192,579	(75,106,038)	473,167,810	26,375,017	2,433,157	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	227,908,643	—	232,259,531	67,118,025	(62,767,137)	—	—	—	—
JPMorgan Managed Income Fund Class L Shares (a)	172,024,459	29,491,193	198,465,048	619,327	(661,360)	3,008,571	303,589	818,691	21,192
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	209,498,955	13,021,172	207,738,202	31,463,979	(46,245,904)	—	—	—	13,021,172
JPMorgan Realty Income Fund Class R6 Shares (a)	319,756,201	20,931,218	127,134,534	18,132,389	(64,473,086)	167,212,188	15,214,940	3,623,767	13,717,244
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	54,310,411	26,590,436	17,912,026	516,606	(16,610,058)	46,895,369	1,086,547	418,637	2,470,708
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	56,492,148	1,477,478	30,782,542	9,944,382	(14,687,048)	22,444,418	1,389,747	62,858	1,414,620
JPMorgan Small Cap Value Fund Class R6 Shares (a)	55,011,995	2,082,354	21,488,068	(1,536,966)	(10,837,421)	23,231,894	1,385,325	338,475	1,743,879
JPMorgan U.S. Equity Fund Class R6 Shares (a)	562,508,736	96,118,264	95,396,043	(211,903)	(92,117,653)	470,901,401	35,220,748	4,962,180	50,442,062
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	102,799,468	1,512,766,511	1,491,518,237	—	—	124,047,742	124,047,742	2,052,064	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	651,229,327	64,923,591	245,793,452	31,642,938	(127,702,894)	374,299,510	16,967,339	5,501,372	50,630,089
JPMorgan Value Advantage Fund Class R6 Shares (a)	407,814,060	381,606,677	22,223,845	377,003	(211,937,304)	555,636,591	21,411,815	12,642,929	18,062,014

Total	$6,113,120,536	$3,825,335,335	$4,431,720,043	$318,583,342	$(1,285,802,837)	$4,539,516,333		$95,228,002	$196,388,765

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.